Forfeiture Shares (Details) - Schedule of Fair Value of Forfeited Shares	Jun. 30, 2024	Dec. 31, 2023
Stock Price [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions	3.19	2.45
Expected Term (years) [Member] | Minimum [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions	0.25	0.75
Expected Term (years) [Member] | Maximum [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions	1.25	1.75
Expected Volatility [Member] | Minimum [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions	44.79	30.95
Expected Volatility [Member] | Maximum [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions	59.8	60.31
Risk-Free Interest Rate [Member] | Minimum [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions	5	4.37
Risk-Free Interest Rate [Member] | Maximum [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Forfeiture shares key assumptions	5.48	5.03